Interest Income (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of interest income

Composition	12/31/2025	12/31/2024	12/31/2023

For cash and bank deposits	17,042,902	21,225,033	19,615,682
For government securities	1,304,748,811	1,056,058,575	2,787,449,863
For private securities	2,240,484	3,318,240	3,967,808
For loans and other financing
Non-financial public sector	52,261,142	17,572,206	54,802,878
Financial sector	28,847,788	10,302,773	9,401,598
Non-financial private sector
Overdrafts	552,547,781	399,995,086	500,539,724
Documents	341,019,804	291,378,905	449,305,487
Mortgage loans	247,701,224	470,358,084	417,685,876
Pledge loans	33,635,729	21,447,393	28,382,317
Personal loans	1,423,451,847	713,354,617	699,842,024
Credit cards	410,691,790	381,595,727	570,241,523
Financial leases	12,343,743	18,841,592	9,868,053
Other	508,311,209	443,615,899	509,308,178
For repo transactions
Central Bank of Argentina	471,265	387,384,314	562,056,208
Other financial entities	12,310,004	4,215,510	2,046,917

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	4,947,625,523	4,240,663,954	6,624,514,136

Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI
From debt government securities	57,879,959	396,738,991	383,381,601

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI	57,879,959	396,738,991	383,381,601

Total	5,005,505,482	4,637,402,945	7,007,895,737